ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Assets and Liabilities of Variable Interest Entities and Subsidiaries) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Current assets	$ 287,791	1,792,965	1,795,070
Non-current assets	129,003	803,703	624,198
Total assets	416,794	2,596,668	2,419,268
Current liabilities	290,928	1,812,512	1,698,413
Non-current liabilities	5,099	31,770	39,193
Total liabilities	296,027	1,844,282	1,737,606
Accrued expenses and other current liabilities attributable to the Company	$ 29	179